PROSPECTUS SUPPLEMENT TO

                            VAN ECK FUNDS PROSPECTUS

                              DATED APRIL 15, 2001




EFFECTIVE APRIL 16, 2001

The Class A shares of the Van Eck Natural Resources Fund are closed to investments.




                   PROSPECTUS SUPPLEMENT DATED APRIL 15, 2001